Employee Compensation - Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Information about our Stock Option Plan
The following table summarizes information about our Stock Option Plan:

(Canadian $, except as noted)		2022		2021
	Number of stock options	Weighted- average exercise price	Number of stock options	Weighted- average exercise price
Outstanding at beginning of year	5,682,206	87.79	6,446,110	81.50
Granted	1,028,255	135.58	984,943	97.14
Exercised	733,591	70.64	1,630,867	67.88
Forfeited/cancelled	–	–	117,980	97.03
Expired	–	–	–	–
Outstanding at end of year	5,976,870	98.12	5,682,206	87.79
Exercisable at end of year	2,648,426	84.14	2,616,750	77.34
Available for grant	11,680,041		12,708,296

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding and exercisable at October 31, 2022 by range of exercise price were as follows:

(Canadian $, except as noted)					2022
		Options outstanding		Options exercisable
Range of exercise prices	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price	Number of stock options	Weighted-average exercise price
$60.01 to $70.00	674,235	0.9	66.34	674,235	66.34
$70.01 to $80.00	647,910	2.7	77.58	647,910	77.58
$80.01 to $90.00	809,181	6.1	89.90	369,978	89.90
$90.01 to $100.00	1,389,356	6.9	97.06	439,034	96.90
$ 10 0.01 and over	2,456,188	7.6	115.57	517,269	100.63

Summary of Further Information about our Stock Option Plan
The following table summarizes additional information about our Stock Option Plan:

(Canadian $ in millions, except as noted)	2022	2021
Unrecognized compensation cost for non-vested stock option awards	9	7
Cash proceeds from stock options exercised	52	111
Weighted-average share price for stock options exercised (in dollars)	141.50	115.42

Summary of Ranges of Values used for each Option Pricing Assumption	To determine the fair value of the stock option tranches on the grant date, the following ranges of values were used as inputs for each option pricing assumption:

	2022	2021
Expected dividend yield	4.2%	4.9%
Expected share price volatility	16.8%	20.6% – 20.7%
Risk-free rate of return	1.8% – 1.9%	1%
Expected period until exercise (in years)	6.5 – 7.0	6.5 – 7.0